                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-06073

                       SCUDDER CASH MANAGEMENT PORTFOLIO
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                   -------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       12/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

Cash Management Fund Institutional

Annual Report
to Shareholders

December 31, 2003

Contents

<Click Here> Portfolio Management Review

Cash Management Fund Institutional

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Trustees and Officers

Scudder Cash Management Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Report of Independent Auditors

<Click Here> Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

Cash Management Fund Institutional: A Team Approach to Investing

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Cash Management Portfolio, in which the fund invests all of its assets. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

A group of investment professionals is responsible for the day-to-day management of the portfolio.

In the following interview, Lead Portfolio Manager Geoffrey Gibbs discusses the market environment and his team's approach to managing Scudder Cash Management Fund Institutional during the 12-month period ended December 31, 2003.

Q: How did the fund perform over the annual period?

A: Over the 12 months ended December 31, 2003, Scudder Cash Management Fund Institutional's seven-day annualized yield declined from 1.28% to 0.93%, primarily reflecting the ripple effect of the Federal Reserve Board's 50-basis-point (i.e., one-half of a percentage point) interest rate cut on November 6, 2002, and its 25-basis-point (i.e., one-quarter of a percentage point) interest rate cut on June 25, 2003. For the 12-month period ended December 31, 2003, the fund returned 1.01%, compared with the 0.84% average return of the iMoneyNet First Tier Institutional Money Funds Average.1

1 iMoneyNet First Tier Institutional Money Funds Average is complied by iMoneyNet, Inc., an independent money market mutual fund rating service, and includes institutional money market funds containing securities rated in the highest short-term rating category by two or more nationally recognized ratings organizations.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance includes reinvestment of all distributions. Returns during part or all of the periods shown reflect a fee and/or expense waiver. Without this waiver, returns would have been lower and any rankings/ratings might have been less favorable. The yield quotation more closely reflects the current earnings of the fund than the total return quotation. Please visit our Web site at moneyfunds.deam-us.db.com for the product's most recent month-end performance.

Q: What were the major factors affecting money market activity during the year?

A: Federal Reserve Board policy and the US economy continued to have a major effect on the backdrop to money market activity.

As 2003 began, investors demonstrated enthusiasm for President Bush's new economic growth initiative. However, as concerns about the war with Iraq heightened and company managements reported a subdued outlook for first-quarter corporate earnings, volatility remained high in the financial markets. One result was a flight into short-term US Treasuries.

2 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.

Economic and political conditions improved during the second quarter. Corporate earnings generally exceeded expectations. The government's tax cut was widely perceived to offer stimulus to the economy. The conclusion of active military operations in Iraq provided a welcome sigh of relief. On May 6, the Federal Reserve Board kept the targeted federal funds rate2 unchanged at 1.25% but indicated it would maintain its accommodative monetary policy, as it believed the probability of deflation exceeded that of inflation over the next few quarters. Thus, money market yields continued to fall.

By the June 25 meeting of the Federal Reserve Board, the financial markets were anticipating a minimum of a 25-basis-point interest rate cut, with a likely probability of 50 basis points. The Federal Reserve Board's decision to lower the federal funds rate by only a quarter of a point to 1.00% was greeted with open disappointment. The broad fixed-income markets sold off dramatically, and money market yields rose significantly by July, especially at the longer end of the money market yield curve.

After peaking in late August to early September, money market yields declined somewhat by the end of September. However, as economic news continued to improve during the fourth quarter, the money market yield curve steepened again. Such positive economic news included rebounding industrial production, continued strength in the housing market, a slowly improving labor market and an uptick in capital spending. The Federal Reserve Board meeting in December proved uneventful, leading the market to speculate that the Federal Reserve Board would likely wait to see above-trend economic growth before actually reversing course. At the end of the year, most investors believed that there would be no official increase in interest rates until well into 2004.

Q: In light of recent market conditions, what has been the fund's strategy?

A: We were able to produce competitive yields in the fund for the annual period. Given the uncertainty in the financial markets and in the US economy, the fund maintained an aggressive average weighted maturity, generally in the 50- to 55-day range, for most of the annual period. As the period began, we maintained a "barbell strategy," whereby the fund purchased short-dated paper for liquidity and longer-term paper to add duration and to take advantage of the higher yields available at the long end of the money market yield curve. When the yield curve flattened in March, we temporarily adjusted the strategy by focusing purchases at the intermediate portion of the money market yield curve.

During the second quarter, the fund benefited from the fact that we were not of the opinion that the Federal Reserve Board's next interest rate cut would be 50 basis points. In the run-up to the Federal Reserve Board's June meeting, we held off buying securities with longer-term maturities for the fund. While this led to a temporary reduction in the weighted average maturity of the fund to below 50 days, the decision proved correct. After the Federal Reserve Board's action, rates moved higher, and we took advantage of the higher yields and steeper yield curve by adding duration through the purchase once again of longer-dated securities.

Short-term interest rates remained historically low through the second half of the year. However, we generally maintained the weighted average maturity of the fund toward the longer end of its permitted range to take advantage of the higher yields available as the economy continued to show signs of strength and the money market yield curve grew steeper in response. Toward the end of the fiscal year, we began employing a "laddered" portfolio structure. A laddered portfolio is one whereby maturities are staggered so that bonds in the portfolio come due periodically. This move was made in an effort both to reduce the volatility and risks associated with interest rate movements and to diversify the fund's holdings.

Another successful strategy for the fund was adding callable federal agency securities throughout the period. These securities offered an attractive yield pickup over securities with no call feature and, since they are guaranteed by the US government, enhanced the fund's average credit quality as well. Toward the end of the year, we began looking at a variety of instruments, including agencies, corporate debt and Treasuries. Callable securities3 are most attractive when interest rates are holding steady because there is no incentive for the issuer to call them in and the issuer cannot save money by reissuing at lower rates. In addition, callable securities typically offer a yield premium over noncallable issues. Given that interest rates began to trend upward, we purchased fewer callable securities for the fund. Still, our preference for high-credit quality issuers in the portfolio did not change throughout the period.

3 Callable securities are redeemable by the issuer at a premium price before the scheduled maturity date. Money market instruments and bonds are usually called when interest rates fall so significantly that the issuer can save money by floating new debt securities at lower rates.

We intend to maintain the fund's conservative investment strategies and choose securities from only the highest-quality issuers. The fund will seek to provide high current income consistent with liquidity and capital preservation.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Financial Statements

Statements of Assets and Liabilities as of December 31, 2003
Assets
Investment in the Scudder Cash Management Portfolio	$ 3,640,876,032
Receivable for Fund shares sold	2,798
Other assets	15,185
Total assets	3,640,894,015
Liabilities
Dividends payable	580,910
Payable for Fund shares redeemed	44,244
Accrued administrator service fee	137,847
Other accrued expenses and payables	36,967
Total liabilities	799,968
Net assets, at value	$ 3,640,094,047
Net Assets
Net assets consist of: Undistributed net investment income	247,808
Paid-in capital	3,639,846,239
Net assets, at value	$ 3,640,094,047
Net Asset Value
Net Asset Value, offering and redemption price per share ($3,640,094,047 / 3,639,847,771 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended December 31, 2003
Investment Income
Net investment income allocated from the Scudder Cash Management Portfolio: Interest	$ 46,711,831
Dividends	1,061,061
Expenses(a)	(6,927,524)
Net investment income allocated from Portfolio	40,845,368
Expenses: Administrator service fees	1,923,223
Audit fees	21,476
Legal fees	16,142
Trustees' fees and expenses	12,045
Reports to shareholders	22,554
Registration fees	20,218
Other	36,660
Total expenses, before expense reductions	2,052,318
Expense reductions	(133,209)
Total expenses, after expense reductions	1,919,109
Net investment income	38,926,259
Net realized gain (loss) from investments	115,261
Net increase (decrease) in net assets resulting from operations	$ 39,041,520

a For the year ended December 31, 2003, the Advisor to the Scudder Cash Management Portfolio waived fees of which $1,033,244 was allocated to the Fund on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income	$ 38,926,259	$ 67,148,042
Net realized gain (loss) on investment transactions	115,261	92,632
Net increase (decrease) in net assets resulting from operations	39,041,520	67,240,674
Distributions to shareholders from: Net investment income	(38,928,841)	(67,147,208)
Fund share transactions: Proceeds from shares sold	63,452,938,531	62,146,489,679
Reinvestment of distributions	29,086,081	59,490,589
Cost of shares redeemed	(63,659,682,172)	(63,078,539,287)
Net increase (decrease) in net assets from Fund share transactions	(177,657,560)	(872,559,019)
Increase (decrease) in net assets	(177,544,881)	(872,465,553)
Net assets at beginning of period	3,817,638,928	4,690,104,481
Net assets at end of period (including undistributed net investment income of $247,808 and $78,352, respectively)	$ 3,640,094,047	$ 3,817,638,928
Other Information
Shares outstanding at beginning of period	3,817,503,761	4,690,062,780
Shares sold	63,452,938,459	62,146,489,679
Shares issued in reinvestment of distributions	29,086,081	59,490,589
Shares redeemed	(63,659,680,530)	(63,078,539,287)
Net increase (decrease) in Fund shares	(177,655,990)	(872,559,019)
Shares outstanding at end of period	3,639,847,771	3,817,503,761

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations:
Net investment income (loss)	.010	.017	.04	.06	.05
Net realized and unrealized gain (loss) on investment transactions[a]	-	-	-	-	-
Total from investment operations	.010	.017	.04	.06	.05
Less distributions from: Net investment income	(.010)	(.017)	(.04)	(.06)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	1.01	1.67	4.16	6.41	5.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,640	3,818	4,960	4,019	2,962
Ratio of expenses before expense reductions, including expenses allocated from Scudder Cash Management Portfolio (%)	.26	.25	.25	.26	.26
Ratio of expenses after expense reductions, including expenses allocated from Scudder Cash Management Portfolio (%)	.23	.23	.23	.23	.23
Ratio of net investment income (%)	1.01	1.67	4.00	6.24	5.01
[a] Amount is less than $.0005 per share. [b] Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

Note 1-Organization and Significant Accounting Policies

A. Organization

Scudder Institutional Funds (formerly BT Institutional Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. Cash Management Fund Institutional (the "Fund") is one of several funds the Trust offers to investors.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Scudder Cash Management Portfolio (the "Portfolio"), an open-end management investment company registered under the 1940 Act. Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Prospectus and Statement of Additional Information.

On December 31, 2003, the Fund owned approximately 29% of the Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

B. Security Valuation

The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's financial statements which accompany this report.

C. Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

D. Distribution of Income

Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

At December 31, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income*	$ 247,808

In addition, during the year ended December 31, 2003, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	2003	2002
Distributions from ordinary income*	$ 38,928,841	$ 67,147,208

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

E. Other

The Fund receives a daily allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, both an indirect, wholly owned subsidiary of Deutsche Bank AG. The Fund pays the Administrator an annual fee ("Administrator Service Fee") based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

For the year ended December 31, 2003, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses of the Fund at 0.23%, including expenses of the Portfolio.

Accordingly, for the the year ended December 31, 2003, the Fund did not impose a portion of its Administrator Service Fee as follows:

	Total Aggregated	Amount Waived	Effective Rate
Cash Management Fund Institutional	$ 1,923,223	$ 133,209.05%

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fee and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3-Concentration of Ownership

From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2003 there were two shareholders who held 27% of the outstanding shares of the Fund.

Report of Independent Auditors

To the Trustees of Scudder Institutional Funds (formerly BT Institutional Funds) and Shareholders of Cash Management Fund Institutional:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Fund Institutional (hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Boston, Massachusetts February 27, 2004	PricewaterhouseCoopers LLP

Trustees and Officers

The following individuals hold the same position with the Fund and the Scudder Cash Management Portfolio.

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Trustee since 2002	Chairman, Diligence LLC (international information-collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[3] (April 1996 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).
		68
S. Leland Dill 3/28/30 Trustee since 1999 for the Fund and since 1990 for the Scudder Cash Management Portfolio	Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid Market Neutral Funds (since May 1998) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992); Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986).	66
Martin J. Gruber 7/15/37 Trustee since 1999	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee, CREF (pension fund) (since January 2000); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000).	66
Joseph R. Hardiman 5/27/37 Trustee since 2002	Private Equity Investor (January 1997 to present); Director, Corvis Corporation[3] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Circon Corp.[3] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).
		66
Richard J. Herring 2/18/46 Trustee since 1990 for the Fund and since 1999 for the Scudder Cash Management Portfolio	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	66
Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	66
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	66
Philip Saunders, Jr. 10/11/35 Trustee since 1999 for the Fund and since 1990 for the Scudder Cash Management Portfolio	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	66
William N. Searcy 9/03/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989 to October 2003).	66
Robert H. Wadsworth 1/29/40 Trustee since 2002	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1983 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999-June 2002); President, Investment Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies).
* Inception date of the corporation which was the predecessor to the L.L.C.
		69

Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard T. Hale[4] 7/17/45 Chairman since 2002 and Trustee since 1999	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to present), North American Income Fund (2000 to present) (registered investment companies); Director, Scudder Global Opportunities Fund (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present). Formerly, Director, ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
201

Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Richard T. Hale[4] 7/17/45 Chief Executive Officer since 2003	See information presented under Interested Trustee.
Brenda Lyons[5] 2/21/63 President since 2003	Managing Director, Deutsche Asset Management.
Kenneth Murphy[5] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000-present). Formerly, Director, John Hancock Signature Services (1992-2000).
Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.
Charles A. Rizzo[5] 8/5/57 Treasurer and Chief Financial Officer since 2002	Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

Salvatore Schiavone[5] 11/03/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Lucinda H. Stebbins[5] 11/19/45 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Kathleen Sullivan D'Eramo[5] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
John Millette[5] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.
Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Caroline Pearson[5] 4/01/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.

1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Institutional Funds of which this fund is a series and Scudder Cash Management Portfolio.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 Mr. Hale is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.
5 Address: Two International Place, Boston, Massachusetts.

The fund's Statement of Additional Information includes additional information about the fund's Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

Investment Portfolio as of December 31, 2003

Scudder Cash Management Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.9%
Abbey National Treasury Services PLC, 1.25%, 1/5/2004	75,000,000	75,000,000
Alliance & Leicester PLC, 1.115%, 4/2/2004	55,000,000	55,000,000
BNP Paribas, 1.39%, 8/5/2004	32,000,000	32,025,743
Canadian Imperial Bank of Commerce, 1.25%, 3/10/2004	50,000,000	49,999,290
Credit Agricole Indosuez SA, 1.1%, 7/6/2004	50,000,000	50,000,000
Credit Lyonnais SA, 1.16%, 4/23/2004	50,000,000	50,000,000
Danske Bank AS, 1.11%, 7/19/2004	50,000,000	49,997,254
DEPFA Bank Europe PLC, 1.11%, 1/20/2004	125,000,000	125,000,000
Fifth Third Bank, 0.75%, 1/2/2004	183,438,654	183,438,654
First Tennessee Bank NA, 1.08%, 1/12/2004	30,000,000	29,999,908
HBOS Treasury Services, PLC:
1.15%, 4/27/2004	20,000,000	20,000,000
1.16%, 3/23/2004	100,000,000	100,000,000
HSBC Bank USA, 1.11%, 7/19/2004	50,000,000	49,997,254
Landesbank Baden Wurttemberg, 1.33%, 8/10/2004	55,000,000	55,026,673
Landesbank Hessen-Thuringen Girozentrale:
1.22%, 2/17/2004	20,000,000	20,001,902
1.27%, 9/13/2004	100,000,000	99,983,588
1.31%, 8/6/2004	30,000,000	30,012,346
Natexis Banque Populaires:
1.15%, 4/20/2004	35,000,000	35,000,000
1.2%, 5/10/2004	100,000,000	100,000,000
National Australia Bank, 1.245%, 8/31/2004	125,000,000	125,000,000
Norddeutsche Landesbank Girozentrale, 1.1%, 7/14/2004	50,000,000	49,997,322
Northern Rock PLC:
1.1%, 1/13/2004	50,000,000	50,000,083
1.115%, 2/20/2004	25,000,000	25,000,000
Societe Generale, 1.13%, 7/7/2004	70,000,000	70,000,000
Toronto Dominion Bank:
1.05%, 1/22/2004	75,000,000	75,000,000
1.325%, 3/22/2004	47,000,000	46,999,478
Unicredito Italiano SpA:
1.095%, 1/14/2004	30,000,000	30,000,000
1.12%, 1/20/2004	130,000,000	130,000,000
Westdeutsche Landesbank AG:
1.06%, 1/5/2004	60,000,000	60,000,000
1.41%, 9/3/2004	120,000,000	120,008,077
Total Certificates of Deposit and Bank Notes (Cost $1,992,487,572)		1,992,487,572

US Government Sponsored Agencies 5.2%
Federal Home Loan Bank, 1.25%, 7/2/2004	35,000,000	35,000,000
Federal Home Loan Mortgage Corp.:
1.11%*, 10/7/2005	100,000,000	100,000,000
1.125%*, 11/7/2005	50,000,000	50,000,000
1.405%, 11/15/2004	100,000,000	100,000,000
3.25%, 1/15/2004	50,000,000	50,043,257
Federal National Mortgage Association:
0.96%*, 1/29/2004	30,000,000	30,000,000
1.45%, 9/14/2004	50,000,000	50,000,000
1.48%**, 11/12/2004	25,000,000	24,675,222
1.52%, 1/19/2005	50,000,000	49,995,115
1.64%, 1/4/2005	90,000,000	90,000,000
1.65%, 12/30/2004	75,000,000	74,985,855
Total US Government Sponsored Agencies (Cost $654,699,449)		654,699,449

Floating Rate Notes* 36.8%
Abbey National Treasury Services PLC, 1.12%, 12/8/2004	130,000,000	129,963,193
American Honda Finance Corp.:
1.1%, 7/9/2004	50,000,000	50,000,000
144A, 1.12%, 10/22/2004	50,000,000	50,000,000
1.14%, 3/8/2004	90,000,000	90,000,000
144A, 1.32%, 5/10/2004	25,000,000	25,016,414
144A, 1.32%, 8/23/2004	10,000,000	10,013,289
1.53%, 11/15/2004	35,000,000	35,122,128
Bank of America, 1.07%, 12/9/2004	260,000,000	260,000,000
Bank of Scotland PLC, 144A, 1.14%, 5/28/2004	45,000,000	45,024,011
Bayerische Landesbank Girozentrale, 1.18%, 3/8/2004	40,000,000	40,004,523
Bayerische Landesbank New York, 1.101%, 8/25/2004	40,000,000	39,999,918
Bear Stearns, 1.15%, 1/5/2004	400,000,000	400,000,000
Beta Finance, Inc.:
144A, 1.104%, 5/17/2004	50,000,000	49,999,067
1.115%, 2/6/2004	35,000,000	34,999,827
144A, 1.118%, 9/15/2004	65,000,000	64,995,357
144A, 1.125%, 10/12/2004	50,000,000	49,996,138
Blue Heron Funding Ltd., 144A, 1.176%, 5/19/2004	24,000,000	24,000,000
Canadian Imperial Bank of Commerce:
1.07%, 3/18/2004	25,000,000	25,003,312
1.089%, 5/28/2004	220,000,000	219,987,821
1.111%, 8/25/2004	200,000,000	200,019,197
1.12%, 6/21/2004	45,000,000	45,001,476
1.12%, 11/8/2004	50,000,000	49,998,193
1.136%, 11/8/2004	55,000,000	55,002,949
CC (USA), Inc., 144A, 1.096%, 7/26/2004	50,000,000	49,998,590
CIT Group Holdings, Inc.:
1.261%, 7/26/2004	25,000,000	25,022,972
1.4%, 3/9/2004	10,000,000	10,004,878
Dorada Finance, Inc., 1.104%, 10/20/2004	20,000,000	19,998,505
Eksportfinas AS, 1.11%, 6/11/2004	150,000,000	149,993,748
General Electric Capital Corp.:
1.141%, 1/28/2004	40,000,000	40,001,170
144A, 1.19%, 3/25/2004	15,000,000	15,006,573
1.25%, 5/14/2004	19,000,000	19,013,283
1.27%, 4/22/2004	15,000,000	15,006,795
1.32%, 9/15/2004	119,050,000	119,216,027
1.361%, 10/25/2004	60,000,000	60,123,964
Goldman Sachs Group, Inc.:
1.12%, 4/6/2004	40,000,000	40,000,000
1.12%, 9/3/2004	105,000,000	105,000,000
1.17%, 1/23/2004	345,000,000	345,000,000
HBOS Treasury Services, 144A, 1.176%, 8/23/2004	45,000,000	45,023,368
IBM Corp., 1.296%, 9/10/2004	30,000,000	30,035,492
J.P. Morgan Chase & Co., 1.305%, 2/5/2004	45,000,000	45,007,622
Landesbank Baden Wurttemberg:
1.163%, 3/15/2004	10,000,000	10,001,022
1.109%, 9/10/2004	40,000,000	39,994,459
Marshall & Ilsley Corp., 1.11%, 11/2/2004	10,000,000	9,999,119
Merrill Lynch & Co.:
1.401%, 6/28/2004	50,000,000	50,069,258
1.47%, 1/13/2005	55,000,000	55,205,846
Morgan Stanley:
1.04%, 2/26/2004	60,000,000	60,000,000
1.04%, 7/23/2004	20,000,000	20,000,000
1.04%, 8/27/2004	105,000,000	105,000,000
1.45%, 12/13/2004	41,500,000	41,626,834
Natexis Banque Populaires:
1.09%, 12/13/2004	40,000,000	39,990,424
1.106%, 10/20/2004	60,000,000	59,990,283
National City Bank of Cleveland:
1.15%, 7/19/2004	43,000,000	43,009,495
1.251%, 4/26/2004	10,000,000	10,004,487
Nationwide Building Society, 144A, 1.14%, 7/23/2004	20,000,000	20,000,000
Norddeutsche Landesbank Girozentrale, 1.08%, 7/26/2004	95,000,000	94,991,962
Nordea Bank Finland PLC, 1.092%, 12/20/2004	30,000,000	29,994,333
Sheffield Receivables Corp., 1.106%, 2/25/2004	50,000,000	50,000,000
Societe Generale:
1.06%, 11/30/2004	30,000,000	29,992,395
1.103%, 12/6/2004	90,000,000	89,976,654
1.105%, 12/10/2004	150,000,000	149,950,176
1.11%, 10/1/2004	100,000,000	99,977,316
Spintab AB, 1.161%, 1/23/2004	50,000,000	50,001,091
Swedbank:
1.09%, 9/27/2004	25,000,000	24,997,241
1.129%, 10/12/2004	125,000,000	124,985,189
Westdeutsche Landesbank AG:
1.09%, 6/1/2004	150,000,000	149,987,466
1.091%, 5/28/2004	30,000,000	29,998,729
Total Floating Rate Notes (Cost $4,617,343,579)		4,617,343,579

Commercial Paper 32.4%
Aegon Funding Corp., 1.1%**, 1/22/2004	28,000,000	27,982,033
Apreco, LLC:
1.1%**, 1/14/2004	80,000,000	79,968,078
1.1%**, 1/22/2004	25,000,000	24,983,958
Beta Finance, Inc., 1.11%**, 1/26/2004	25,000,000	24,980,729
Caisse Nationale, 1.09%**, 3/9/2004	50,000,000	49,897,056
CC (USA), Inc.:
1.15%**, 3/4/2004	34,000,000	33,931,575
1.37%, 8/11/2004	40,000,000	40,023,337
CIT Group Holdings, Inc.:
1.11%**, 1/16/2004	35,000,000	34,983,813
1.11%**, 3/4/2004	20,000,000	19,961,150
1.15%**, 1/20/2004	20,000,000	19,987,861
1.16%**, 2/23/2004	40,000,000	39,931,689
1.16%**, 3/1/2004	50,000,000	49,903,750
1.18%**, 3/22/2004	25,000,000	24,933,625
Compass Securitization LLC, 1.08%**, 1/15/2004	80,000,000	79,966,186
CRC Funding, LLC:
1.1%**, 1/27/2004	40,000,000	39,968,222
1.1%**, 1/29/2004	50,000,000	49,957,222
Diageo Capital PLC, 1.09%**, 2/3/2004	25,000,000	24,975,021
Dorada Finance, Inc.:
1.05%**, 1/15/2004	25,000,000	24,989,792
1.09%**, 1/14/2004	125,000,000	124,950,799
1.11%**, 1/8/2004	43,000,000	42,990,719
GE Financial Assurance Holdings:
1.09%**, 1/15/2004	50,000,000	49,978,806
1.1%**, 1/23/2004	43,000,000	42,971,094
General Electric Capital International Funding, Inc., 1.09%**, 1/15/2004	50,000,000	49,978,806
GIRO Funding US Corp., 1.09%**, 1/15/2004	12,000,000	11,994,913
Goldman Sachs Group, Inc., 1.43%, 9/3/2004	105,000,000	105,000,000
Grampian Funding LLC::
1.1%**, 3/12/2004	123,000,000	122,733,158
1.18%**, 5/11/2004	120,000,000	119,484,733
Greyhawk Funding LLC:
1.09%**, 2/13/2004	110,000,000	109,856,786
1.1%**, 2/5/2004	100,000,000	99,893,056
1.11%**, 2/9/2004	24,000,000	23,971,140
1.11%**, 2/17/2004	50,000,000	49,927,542
1.12%**, 1/21/2004	50,000,000	49,968,889
HBOS Treasury Services, 1.05%**, 1/5/2004	40,000,000	39,995,333
HSH Nordbank AG, 1.09%**, 2/5/2004	50,000,000	49,947,014
International Lease Finance Corp., 1.06%**, 1/7/2004	60,000,000	59,989,400
Irish Life & Permanent, 1.12%**, 1/28/2004	10,000,000	9,991,600
Jupiter Securitization Corp.:
1.09%**, 1/26/2004	30,000,000	29,977,292
1.09%**, 1/29/2004	30,000,000	29,974,567
1.11%**, 1/6/2004	20,000,000	19,996,917
1.12%**, 1/5/2004	40,960,000	40,954,903
K2 (USA) LLC:
1.05%**, 1/12/2004	33,000,000	32,989,413
1.13%**, 3/29/2004	31,000,000	30,914,371
1.16%**, 2/27/2004	42,000,000	41,922,860
1.17%**, 5/25/2004	40,000,000	39,811,500
KBC Financial Products International Ltd., 1.09%**, 1/14/2004	95,000,000	94,962,607
Kitty Hawk Funding Corp.:
1.1%**, 1/22/2004	48,024,000	47,993,185
1.115%**, 3/22/2004	50,000,000	49,874,563
Lake Constance Funding:
1.1%**, 1/14/2004	30,000,000	29,988,083
1.1%**, 1/22/2004	29,300,000	29,281,199
1.13%**, 3/4/2004	30,300,000	30,240,082
1.13%**, 4/6/2004	45,500,000	45,362,893
1.19%**, 6/4/2004	26,000,000	25,866,786
Liberty Street Funding Co., 1.12%**, 3/12/2004	70,000,000	69,845,378
Northern Rock PLC, 1.1%**, 2/9/2004	50,000,000	49,940,417
Old Line Funding Corp., 1.08%**, 1/15/2004	60,000,000	59,974,800
Perry Global Funding LLC:
1.09%**, 1/23/2004	50,000,000	49,966,694
1.11%**, 3/12/2004	44,843,000	44,744,831
1.13%**, 3/9/2004	24,000,000	23,948,773
Private Export Funding, 1.065%**, 1/20/2004	25,000,000	24,985,948
RWE AG, 1.575%**, 1/29/2004	25,000,000	24,969,375
Scaldis Capital LLC:
1.1%**, 1/7/2004	50,000,000	49,990,833
1.1%**, 1/15/2004	196,000,000	195,916,156
1.1%**, 3/10/2004	40,000,000	39,915,667
1.1%**, 3/11/2004	21,000,000	20,955,083
1.11%**, 1/21/2004	70,000,000	69,956,833
1.12%**, 4/12/2004	50,000,000	49,841,333
1.15%**, 2/20/2004	14,474,000	14,450,882
1.15%**, 3/2/2004	20,120,000	20,080,794
1.16%**, 2/27/2004	35,208,000	35,143,335
1.167%**, 4/21/2004	22,353,000	22,272,839
1.167%**, 4/23/2004	27,906,000	27,803,797
Sheffield Receivables Corp.:
1.09%**, 1/15/2004	35,000,000	34,985,164
1.1%**, 1/6/2004	60,000,000	59,990,833
1.1%**, 1/9/2004	60,000,000	59,985,333
1.1%**, 1/20/2004	55,666,000	55,633,683
1.1%**, 1/21/2004	116,170,000	116,099,007
1.1%**, 1/23/2004	23,550,000	23,534,169
Tango Finance Corp., 1.13%**, 3/25/2004	25,000,000	24,934,083
Tesco PLC, 1.08%**, 2/4/2004	28,147,000	28,118,290
Three Rivers Funding Corp., 1.12%**, 1/20/2004	95,242,000	95,185,701
Transamerica Finance Corp., 1.13%**, 1/15/2004	63,250,000	63,222,205
Westpac Capital Corp., 1.195%**, 6/3/2004	50,000,000	49,744,403
Windmill Funding Corp.:
1.09%**, 1/20/2004	25,000,000	24,985,618
1.12%**, 1/28/2004	40,000,000	39,966,400
Total Commercial Paper (Cost $4,046,148,763)		4,046,148,763

Short-Term Notes 0.5%
Grand Metropolitan Investment Corp., 1.136%**, 1/6/2004	27,080,000	27,075,753
Wells Fargo, 6.625%, 7/15/2004	37,003,000	38,082,062
Total Short-Term Notes (Cost $65,157,815)		65,157,815

Funding Agreements 4.4%
Allstate Life Insurance, 1.253%, 7/1/2004	125,000,000	125,000,000
General Electric Capital Assurance Co.:
1.258%, 3/1/2004	20,000,000	20,000,000
1.258%, 9/1/2004	60,000,000	60,000,000
General Electric Capital Corp., 1.25%, 1/25/2005	75,000,000	75,000,000
New York Life Insurance, 1.24%, 9/21/2004	60,000,000	60,000,000
Security Life Denver:
1.17%, 1/2/2004	25,000,000	25,000,000
1.25%, 7/19/2004	60,000,000	60,000,000
1.26%, 1/29/2004	50,000,000	50,000,000
Travelers Insurance Co.:
1.23%, 4/2/2004	30,000,000	30,000,000
1.239%, 1/27/2004	50,000,000	50,000,000
Total Funding Agreements (Cost $555,000,000)		555,000,000

Money Market Funds 0.3%
AIM Liquid Assets Portfolio, 0.99%*** (Cost $37,542,850)	37,542,850	37,542,850

Repurchase Agreements 4.5%
JP Morgan Securities, Inc., 1.03%, dated 12/31/2003, to be repurchased at $257,859,124 on 1/2/2004 (b)	257,844,370	257,844,370
Morgan Stanley & Co., 1.04%, dated 12/31/2003, to be repurchased at $250,014,444 on 1/2/2004 (c)	250,000,000	250,000,000
Goldman Sachs & Co., 0.99%, dated 12/31/2003, to be repurchased at $61,030,986 on 1/2/2004 (d)	61,027,629	61,027,629
Total Repurchase Agreements (Cost $568,871,999)		568,871,999
Total Investment Portfolio - 100.0% (Cost $12,537,252,027) (a)		12,537,252,027

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2003.
** Annualized yield at the time of purchase; not a coupon rate.
*** Rate shown is annualized seven-day yield at period end.
(a) Cost for federal income tax purposes was $12,537,252,027.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

14,206,886	Federal National Mortgage Association Strip	0.00	7/1/2033	3,550,514
1,625,420	Federal National Mortgage Association Strip	0.00	4/1/2023	292,462
2,255,644	Federal National Mortgage Association Strip	0.00	5/1/2023	413,015
8,839,303	Federal National Mortgage Association Strip	0.00	2/1/2024	7,771,462
321,446	Federal National Mortgage Association Strip	0.00	11/1/2030	51,726
3,647,775	Federal National Mortgage Association Strip	0.00	6/1/2031	626,710
1,420,142	Federal National Mortgage Association Strip	0.00	11/1/2031	248,766
915,127	Federal National Mortgage Association Strip	0.00	1/1/2032	169,045
6,549,256	Federal National Mortgage Association Strip	0.00	2/1/2032	1,177,740
20,151,558	Federal National Mortgage Association Strip	0.00	2/1/2032	17,477,748
360,206	Federal National Mortgage Association Strip	0.00	4/1/2032	65,442
8,849,443	Federal National Mortgage Association Strip	0.00	1/1/2033	2,089,681
3,859,323	Federal National Mortgage Association Strip	0.00	3/1/2033	838,924
4,169,724	Federal National Mortgage Association Strip	0.00	4/1/2033	1,025,289
19,692,757	Federal National Mortgage Association Strip	0.00	7/1/2033	5,142,212
13,306,087	Federal National Mortgage Association Strip	0.00	9/1/2033	3,690,323
9,378,054	Federal National Mortgage Association Strip	0.00	9/1/2018	1,574,866
33,054,219	Federal National Mortgage Association Strip	0.00	10/1/2033	6,759,092
48,610,841	Federal National Mortgage Association Strip	0.00	12/1/2033	9,177,727
6,518,714	Federal National Mortgage Association Strip	0.00	12/1/2033	5,444,430
9,186,605	Federal National Mortgage Association Strip	0.00	12/1/2033	2,269,395
119,242,039	Federal National Mortgage Association Strip	0.00	12/1/2033	91,003,378
150,000,000	Federal National Mortgage Association Strip	0.00	1/1/2034	104,720,250
Total Collateral Value				265,580,197

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

1,180,000	US Treasury Bill	0.000	1/1/2004	1,179,770
2,100,000	US Treasury Bill	0.000	1/15/2004	2,099,160
2,220,000	US Treasury Bill	0.000	1/22/2004	2,218,894
2,000,000	US Treasury Bill	0.000	1/29/2004	1,998,650
2,950,000	US Treasury Bill	0.000	2/5/2004	2,947,546
900,000	US Treasury Bill	0.000	2/12/2004	899,109
7,250,000	US Treasury Bill	0.000	3/25/2004	7,234,935
1,000,000	US Treasury Bill	0.000	4/8/2004	997,528
4,400,000	US Treasury Bill	0.000	5/13/2004	4,385,150
17,160,000	US Treasury Bill	0.000	5/27/2004	17,096,783
65,100,000	US Treasury Bill	0.000	6/10/2004	64,822,934
2,600,000	US Treasury Bill	0.000	6/24/2004	2,587,601
6,500,000	US Treasury Bond	13.750	8/15/2004	7,010,861
25,896,000	US Treasury Bond	7.250	5/15/2016	32,268,850
1,050,000	US Treasury Bond	7.500	11/15/2016	1,335,141
2,150,000	US Treasury Bond	8.125	8/15/2019	2,901,829
7,000,000	US Treasury Bond	7.250	8/15/2022	8,828,750
21,410,000	US Treasury Bond	6.250	8/15/2023	24,387,339
1,300,000	US Treasury Bond	6.375	8/15/2027	1,508,610
19,500,000	US Treasury Bond	5.500	8/15/2028	20,304,375
7,300,000	US Treasury Bond	6.125	8/15/2029	8,269,535
8,600,000	US Treasury Note	3.625	3/31/2004	8,657,783
1,390,000	US Treasury Note	3.375	4/30/2004	1,401,077
6,500,000	US Treasury Note	2.875	6/30/2004	6,559,924
7,000,000	US Treasury Note	1.625	1/31/2005	7,026,250
1,985,000	US Treasury Note	3.000	2/15/2008	1,992,134
1,250,000	US Treasury Note	2.625	5/15/2008	1,229,883
9,800,000	US Treasury Note	4.250	8/15/2013	9,800,000
7,000,000	US Treasury Note	3.125	9/15/2008	6,989,066
Total Collateral Value				258,939,465

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

25,538,823	Federal Home Loan Mortgage Corp.	6.50	11/1/2031	26,741,957
5,247,778	Federal Home Loan Mortgage Corp.	7.00	4/1/2032	5,603,525
13,350,234	Federal Home Loan Mortgage Corp.	7.00	7/1/2032	14,121,744
1,090,966	Federal Home Loan Mortgage Corp.	4.00	9/1/2018	1,065,536
8,805,191	Federal Home Loan Mortgage Corp.	4.50	11/1/2018	8,804,662
5,345,258	Federal Home Loan Mortgage Corp.	6.50	11/1/2033	5,598,035
Total Collateral Value				61,935,459

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2003
Assets
Investments in securities, at amortized cost	$ 12,537,252,027
Interest receivable	14,051,206
Other assets	986
Total assets	12,551,304,219
Liabilities
Accrued advisory fee	1,124,196
Accrued administrator service fee	554,422
Other accrued expenses and payables	86,754
Total liabilities	1,765,372
Net assets, at value	$ 12,549,538,847

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2003
Investment Income
Interest	$ 143,086,697
Dividends	3,658,834
Total income	146,745,531
Expenses: Advisory fee	18,100,274
Administrator service fees	5,998,410
Auditing	39,441
Legal	14,653
Trustees' fees and expenses	333,492
Other	369,338
Total expenses, before expense reductions	24,855,608
Expense reductions	(3,255,628)
Total expenses, after expense reductions	21,599,980
Net investment income	125,145,551
Net realized gain (loss) from investment transactions	393,261
Net increase (decrease) in net assets resulting from operations	$ 125,538,812

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Years Ended December 31,
	2003	2002
Operations: Net investment income	$ 125,145,551	$ 182,233,459
Net realized gain (loss) on investment transactions	393,261	204,166
Net increase (decrease) in net assets resulting from operations	125,538,812	182,437,625
Capital transaction in shares of beneficial interest: Proceeds from capital invested	77,070,191,562	54,331,491,476
Value of capital withdrawn	(75,882,811,826)	(54,140,926,979)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	1,187,379,736	190,564,497
Increase (decrease) in net assets	1,312,918,548	373,002,122
Net assets at beginning of period	11,236,620,299	10,863,618,177
Net assets at end of period	$ 12,549,538,847	$ 11,236,620,299

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12,550	11,237	10,864	8,806	6,101
Ratio of expenses before expense reductions (%)	.21	.20	.20	.20	.20
Ratio of expenses after expense reductions (%)	.18	.18	.18	.18	.18
Ratio of net investment income (%)	1.04	1.71	4.04	6.28	5.04
Total investment return (%)[a,b]	1.06	1.72	-	-	-
[a] Total investment return would have been lower had certain expenses not been reduced. [b] Total investment return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

Notes to Financial Statements

Note 1-Organization and Significant Accounting Policies

A. Organization

The Scudder Cash Management Portfolio (formerly Cash Management Portfolio) (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

B. Security Valuation

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

C. Repurchase Agreements

The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

D. Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. Other

Investment transactions are accounted for a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Under the Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

For the year ended December 31, 2003 the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.18% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

Accordingly, for the year ended December 31, 2003 the Portfolio did not impose a portion of its Advisory fee as follows:

	Total Aggregated	Amount Waived	Effective Rate
Scudder Cash Management Portfolio	$ 18,100,274	$ 3,255,628.12%

Investment Company Capital Corp. ("ICCC" or the "Administrator"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee ("Administrator service fee") based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

Effective April 11, 2003, State Street Bank and Trust Company ("State Street") is the Portfolio's custodian. Prior to April 11, 2003, Deutsche Bank Trust Company Americas, an affiliate of the Advisor and Administrator, served as custodian for the Portfolio.

Trustees Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3-Line of Credit

Prior to April 11, 2003, the Portfolio and several other affiliated funds (the "Participants") shared in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated pro rata based upon net assets among each of the Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, the Portfolio entered into a new revolving credit facility administered by J.P. Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under the agreement.

Report of Independent Auditors

To the Trustees and Holders of Beneficial Interest of Scudder Cash Management Portfolio (formerly Cash Management Portfolio):

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Scudder Cash Management Portfolio (hereafter referred to as the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts February 27, 2004	PricewaterhouseCoopers LLP

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Scudder funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

moneyfunds.deam-us.db.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606 (800) 621-1148
Nasdaq Symbol	BICXX
CUSIP Number	811162 106
Fund Number	541

Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the period, December 31, 2003, Scudder Cash Management
Portfolio has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        SCUDDER CASH MANAGEMENT PORTFOLIO
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following  table shows the amount of fees that  PricewaterhouseCoopers,  LLP
("PWC"),  the Fund's  auditor,  billed to the Fund  during  the Fund's  last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit  Committee  approved in advance all audit services and non-audit  services that PWC provided to the Fund.

The Audit Committee has delegated certain  pre-approval  responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
Fiscal Year     Audit Fees       Audit-Related       Tax Fees       All Other
   Ended          Billed         Fees Billed         Billed        Fees Billed
December 31      to Fund             to Fund         to Fund        to Fund
--------------------------------------------------------------------------------
2003            $36,500           $1,237           $3,700           $0
--------------------------------------------------------------------------------
2002            $20,000             $0             $3,600           $0
--------------------------------------------------------------------------------

The above "Tax Fees" were  billed for  professional  services  rendered  for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The  following  table  shows  the  amount  of  fees  billed  by PWC to  Deutsche
Investment Management Americas,  Inc. ("DeIM" or the "Adviser"),  and any entity
controlling,   controlled  by  or  under  common  control  with  DeIM  ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"),  for  engagements  directly  related  to the Fund's  operations  and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                Audit-Related                                      All
                 Fees Billed to       Tax Fees Billed to     Other Fees Billed
Fiscal Year      Adviser and            Adviser and         to Adviser and
   Ended        Affiliated Fund        Affiliated Fund      Affiliated Fund
December 31    Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2003                $538,457                 $0                    $0
--------------------------------------------------------------------------------
2002                $399,300               $69,500              $92,400
--------------------------------------------------------------------------------

The  "Audit-Related  Fees"  were  billed for  services  in  connection  with the assessment of internal controls,  agreed-upon  procedures and additional related procedures.

                               Non-Audit Services

The  following  table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee  pre-approved all non-audit services that
PWC  provided to the Adviser  and any  Affiliated  Fund  Service  Provider  that related  directly to the Fund's  operations and financial  reporting.  The Audit
Committee  requested  and  received  information  from PWC about  any  non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                         Total Non-Audit Fees
                        billed to Adviser and    Total Non-Audit
                          Affiliated Fund        Fees billed
                         Service Providers       to Adviser
               Total     (engagements related    and Affiliated
              Non-Audit    directly to the       Fund Service
               Fees        operations and        Providers
               Billed     financial reporting    (all other        Total of
Fiscal Year   to Fund        of the Fund)        engagements)      (A), (B)
    Ended
 December 31     (A)            (B)                (C)               and (C)
--------------------------------------------------------------------------------
2003          $3,700             $0             $3,967,000        $3,970,700
--------------------------------------------------------------------------------
2002          $3,600          $161,900          $17,092,950       $17,258,450
--------------------------------------------------------------------------------

All other  engagement  fees were  billed for  services in  connection  with risk management,  tax services and process  improvement/integration  initiatives  for
DeIM and other related  entities that provide  support for the operations of the fund.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Cash Management Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Cash Management Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               February 27, 2004
                                    ---------------------------